Note 13 - Net Foreign Exchange Gain - Foreign Exchange Gain (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Unrealised foreign exchange gain	$ 2,755	$ 8,367	$ 31,411
Realised foreign exchange loss	(1,571)	(4,062)	(1,750)
Net foreign exchange gain	$ 1,184	$ 4,305	$ 29,661